Segment Reporting - Restructuring Asset Impairment and Acquisition Related Costs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Restructuring, asset impairment and acquisition-related costs	$ 24,818	$ 28,368	$ 44,163
Consumer Packaging [Member]
Segment Reporting Information [Line Items]
Restructuring, asset impairment and acquisition-related costs	14,003	9,638	19,790
Paper And Industrial Converted Products [Member]
Segment Reporting Information [Line Items]
Restructuring, asset impairment and acquisition-related costs	6,785	12,787	6,163
Display and Packaging [Member]
Segment Reporting Information [Line Items]
Restructuring, asset impairment and acquisition-related costs	2,326	2,632	4,575
Protective Solutions [Member]
Segment Reporting Information [Line Items]
Restructuring, asset impairment and acquisition-related costs	1,545	2,792	4,901
Corporate [Member]
Segment Reporting Information [Line Items]
Restructuring, asset impairment and acquisition-related costs	$ 159	$ 519	$ 8,734